SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Investments [Abstract]
Short-term investments (including available-for-sale debt securities measured at fair value of RMB19,351 and RMB34,316 as of December 31, 2021 and 2022, respectively)	¥ 34,316	$ 4,975	¥ 19,351